Mainland China Contribution Plan	12 Months Ended
Feb. 28, 2018
Defined Contribution Pension And Other Postretirement Plans Disclosure [Abstract]
Mainland China Contribution Plan

14.	MAINLAND CHINA CONTRIBUTION PLAN

Full time employees of the Group in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The PRC labor regulations require the Group to accrue for these benefits based on certain percentages of the employees’ salaries. The total contributions for such employee benefits were RMB2,451, RMB5,533 and RMB12,972(US$2,050) for the years ended February 29, 2016, February 28, 2017 and 2018, respectively.